Concentrations - Schedules of Company's Revenue (Details) - Customer Concentration Risk [Member] - Revenue Benchmark [Member]	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Customer A [Member]
Schedules of Company's Revenue [Line Items]
Customer concentration risk percentage	99.60%			[1]		[1]
Customer B [Member]
Schedules of Company's Revenue [Line Items]
Customer concentration risk percentage		[1]	92.00%			[1]
Customer C [Member]
Schedules of Company's Revenue [Line Items]
Customer concentration risk percentage		[1]			37.40%
Customer E [Member]
Schedules of Company's Revenue [Line Items]
Customer concentration risk percentage		[1]		[1]	25.60%
Customer F [Member]
Schedules of Company's Revenue [Line Items]
Customer concentration risk percentage				[1]	24.70%

[1]	Less than 10%